[Zurich American Life Insurance Company Letterhead]

May 5, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.W.

Washington, D.C. 20549

RE:	Zurich American Life Insurance Company

ZALICO Variable Annuity Separate Account

Filing Pursuant to Rule 497(j)

File Nos. 2-72671 and 811-3199

Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the form of Prospectus and Statement of Additional Information being used in connection with the “ZALICO Advantage III” Annuity Contract that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 47 for the ZALICO Variable Annuity Separate Account as filed electronically with the Commission on April 29, 2011 (Accession No. 0001193125-11-118384).

If you have any question or comment regarding this filing, please contact the undersigned at If you have any question or comment regarding this filing, please contact the undersigned at (573) 754-4805.

Very truly yours,

/s/ Juanita M. Thomas, Esq.

Juanita M. Thomas, Esq.